Expense Example	Sep. 30, 2026 USD ($)
Twin Oak Short Horizon Absolute Return ETF | Twin Oak Short Horizon Absolute Return ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 27
Expense Example, with Redemption, 3 Years	127
Expense Example, with Redemption, 5 Years	238
Expense Example, with Redemption, 10 Years	560
Twin Oak Active Opportunities ETF | Twin Oak Active Opportunities ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	$ 1,271